Workers Compensation (Details 2) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Claim loss developement	$ 7,129,000	$ 1,234,000
Paid in losses	(1,999,000)	(28,000)
Workers Comp Liability End Balance	6,336,000	1,206,000
Less Current Amount	(1,957,000)
Long Term Balance	4,379,000
Everest Program One
Claim loss developement		572,000
Paid in losses	(149,000)
Workers Comp Liability End Balance	423,000	572,000
Less Current Amount	(159,000)
Long Term Balance	264,000
Sunz Program One
Claim loss developement	7,129,000	662,000
Paid in losses	(1,850,000)	(28,000)
Workers Comp Liability End Balance	5,913,000	$ 634,000
Less Current Amount	(1,798,000)
Long Term Balance	$ 4,115,000